4. Accounting for Derivatives and Hedging Activities (Details - Fair values of derivative assets and liabilities) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Cash deposits in collateral accounts Fair Value Asset Derivatives	$ 10,044,486	$ 20,733,441
Cash deposits in collateral accounts Liability Derivatives	0	0
Cash in trading accounts, net Fair Value Asset Derivatives	11,083,449	24,535,654
Cash in trading accounts, net Liability Derivatives	(2,602,325)	(3,436,002)
Energy commodity contracts | Designated as a cash flow hedge
Derivatives, Fair Value [Line Items]
Designated as cash flow hedging instruments Fair Value Asset Derivatives	0	15,732
Designated as cash flow hedging instruments Liability Derivatives	(885,145)	(879,140)
Energy commodity contracts | Nondesignated [Member]
Derivatives, Fair Value [Line Items]
Not designated as hedging instruments Fair Value Asset Derivatives	1,038,963	2,350,662
Not designated as hedging instruments Liability Derivatives	(1,717,180)	(2,556,862)
FTR | Nondesignated [Member]
Derivatives, Fair Value [Line Items]
Not designated as hedging instruments Fair Value Asset Derivatives		1,435,819
Total derivative instruments
Derivatives, Fair Value [Line Items]
Derivative assets	1,038,963	3,802,213
Derivative Liabilities	$ (2,602,325)	$ (3,436,002)